Right-of-Use Assets and Finance Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Right-of Use Assets and Finance Lease Liabilities [Abstract]
Annual Lease Payments
The annual lease payments under the bareboat charter agreement are as follows:
Twelve-month periods ending June 30,	Amount
2027	3,449
2028	22,343
Total undiscounted lease payments	25,792
Less: Discount based on implicit rate	(764)
Present value of finance lease liabilities	25,028

Finance lease liabilities, current	2,760
Finance lease liabilities, non-current	22,268
Present value of finance lease liabilities	25,028